Fees Summary	Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,419,529.582
Previously Paid Amount	1,553.965
Total Fee Amount	4,197.930
Total Offset Amount
Net Fee	$ 2,643.965